Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt [Abstract]
Debt
7.	Debt

Master Lending and Credit Facility

On June 25, 2021, the Company entered into a master line of credit loan agreement (“MLOCA”) with Wealth South a division of Farmers National Bank of Danville, Kentucky (“FNBD”). The MLOCA provides for a $2,000,000 revolving secured credit facility (“Revolving Line”) to be drawn for the initial purchase of veterinary clinical practices (“Practices”) and a $8,000,000 closed end line of credit (“Closed End Line”) to be disbursed as individual loans (Term Loans) to paydown draws on the Revolving Line and to provide longer term financing of the purchase of Practices. Each draw on the Revolving Line shall be repaid with a Term Loan out of the Closed End Line within one hundred and twenty (120) days of the draw on the Revolving Line. Each draw on the Revolving Line and the Closed End Line shall not exceed eighty-five (85%) percent of the purchase price of the Practice. The Company shall contribute and maintain equity of a minimum of fifteen (15%) percent of the initial purchase price of a Practice as long as any draw on the Revolving Line or a Term Loan remains unpaid with FNBD. The Revolving Line has an interest rate equal to the New York Prime Rate plus 0.50% that shall never be less than 3.57%. Each Term Loan issued under the Closed End Line shall have a fixed interest rate of 3.98% for the first five years of the loan. Immediately following the fixed rate period, the rate of interest rate will equal to the New York Prime Rate plus 0.65% that shall never be less than 3.57%. Each Practice to be acquired must have a minimum projected debt-service coverage ratio (“DSCR”) of 1.0x, defined as earnings before interest depreciation and amortization (“EBIDA”)/Annual Debt Service Requirement.

Under the MLOCA the Term Loans to acquire a Practice shall not exceed 10 years. The first twelve months of the Term Loan may be interest only. Thereafter, the Loan will convert to an amortizing loan with monthly principal and interest payments. For Practice only Term Loans (“Practice Term Loans”), after the initial twelve-month interest only period, the balance will amortize over 9 years. For Loans made to purchase real property (“RE Term Loans”), after the initial twelve-month interest only period, the balance will amortize over a 19-year period.

There is no prepayment penalty on payments on the Revolving Line. The Term Loans are subject to a refinance fee of 2% of the then outstanding principal balance of the Term Loan if paid within two years of entering into the Term Loan and 1% of the then outstanding principal balance of the Term Loan if paid within three to five years of entering into the Term Loan. The refinance fee is due only if the Term Loan is paid off by refinancing. Borrowings under the MLOCA are guaranteed by Kimball Carr, CEO & President of the Company.

Effective August 18, 2022, the MLOCA was amended such that the interest rate charge on all sums advanced under the amended and restated MLOCA shall be 5.25% for the first five years of the loan. Immediately following the fixed rate period, the rate of interest will be equal to the New York Prime Rate plus 0.65% that shall never be less than 4.75%. The MLOCA has been fully drawn against.

Notes payable to FNBD as of June 30, 2025 and December 31, 2024 consisted of the following:

Original					June 30,	December 31,	Issuance
Principal	Acquisition	Entered	Maturity	Interest	2025	2024	Cost
$237,272	CAH	12/27/2021	12/27/2041	3.98%	$215,371	$219,975	$6,108
231,987	CAH	12/27/2021	12/27/2031	3.98%	175,708	187,461	6,108
216,750	P&F	12/27/2021	12/27/2041	3.98%	196,745	200,949	5,370
318,750	P&F	12/27/2021	12/27/2031	3.98%	241,422	257,571	5,370
817,135	Pasco	1/14/2022	1/14/2032	3.98%	625,929	667,050	3,085
478,098	Lytle	3/15/2022	3/15/2032	3.98%	374,349	398,275	1,898
663,000	Lytle	3/15/2022	3/15/2042	3.98%	608,372	621,020	11,875
425,000	Kern	3/22/2022	3/22/2042	3.98%	389,939	398,089	7,855
1,275,000	Kern	3/22/2022	3/22/2032	3.98%	998,321	1,062,126	4,688
246,500	Bartow	5/18/2022	5/18/2042	3.98%	227,722	232,428	5,072
722,500	Bartow	5/18/2022	5/18/2032	3.98%	577,732	613,737	2,754
382,500	Dietz	6/15/2022	6/15/2032	3.98%	309,063	328,026	1,564
445,981	Aberdeen	7/19/2022	7/29/2032	3.98%	363,818	386,120	1,786
1,020,000	All Breed	8/12/2022	8/12/2042	3.98%	951,932	971,173	8,702
519,527	All Breed	8/12/2022	8/12/2032	3.98%	428,370	453,984	3,159
225,923	All Breed	8/12/2022	8/12/2032	5.25%	188,204	198,905	3,159
637,500	Williamsburg	12/8/2022	12/8/2032	5.25%	551,240	580,834	2,556
850,000	Valley Vet	11/8/2023	11/8/2033	5.25%	806,158	843,796	3,315
$9,713,423					$8,230,395	$8,621,519	$84,424

The Company amortized $2,791 and $1,543 of issuance cost in the aggregate during the three months ending June 30, 2025 and 2024, respectively. The Company amortized $4,317 and $3,086 of issuance cost in the aggregate during the six months ending June 30, 2025 and 2024, respectively, for the FNBD notes payable.

FSB Commercial Loans

In January 2021, the Company entered into three separate commercial loans with First Southern National Bank (“FSB”) as part of the KVC acquisition. The first commercial loan, in the amount of $1,105,000, had a fixed interest rate of 4.35% and a maturity date of January 25, 2024. The fixed rate loan had monthly payments of $6,903 and a full payoff of the remaining principal balance at maturity. The commercial loan had issuance costs of $13,264 that were capitalized and being amortized straight line over the life of the loan. The Company entered into a Forbearance Agreement that extended the maturity date to August 31, 2024, required the Company to make monthly payments of $9,016 and increased the interest rate to 8.15% per annum. On September 20, 2024, this loan was assumed by Kauai RE Holdings LLC in the sale of KVC. Refer to “Business disposal” above for further detail.

The second commercial loan with FSB, in the amount of $1,278,400, had a fixed interest rate of 4.35% and a maturity date of January 25, 2024. The fixed rate loan had monthly payments of $13,157 and a full payoff of the remaining principal balance at maturity. The commercial loan had issuance costs of $10,085 that were capitalized and being amortized straight line over the life of the loan. The Company entered into a Forbearance Agreement that extended the maturity date to August 31, 2024, required the Company to make monthly payments of $14,898 and increased the interest rate to 8.15% per annum. On September 20, 2024, this loan was assumed by Kauai RE Holdings LLC in the sale of KVC. Refer to “Business disposal” above for further detail.

The third commercial loan with FSB, in the amount of $450,000, had a fixed interest rate of 5.05% and a maturity date of September 11, 2021. The commercial loan was modified on August 25, 2021 to extend the maturity date to February 25, 2023 and increase the principal amount to $469,914. The fixed rate loan had monthly payments of $27,164 and was fully paid off on the maturity date. The commercial loan had issuance costs of $753 that were capitalized and being amortized straight line over the life of the loan. This loan was paid in full in February 2023.

On October 31, 2022, the Company entered into three separate commercial loans with FSB as part of the Pony Express Practice acquisition. The first loan with FSB was in the amount of $2,086,921. The loan has a fixed interest rate of 5.97% and a maturity date of October 31, 2025. The fixed rate loan has monthly payments of $23,138 except for a final monthly payment of $1,608,530. The commercial loan had issuance costs of $25,575 that were capitalized and are being amortized straight line over the life of the loan.

The second loan with FSB was in the amount of $400,000. The loan has a fixed interest rate of 5.97% and a maturity date of October 31, 2042. The fixed rate loan has monthly payments of $2,859. The commercial loan had issuance costs of $3,277 that were capitalized and are being amortized straight line over the life of the loan.

The third loan with FSB was in the amount of $700,000. The loan has a fixed interest rate of 6.75% and a maturity date of October 31, 2025. The fixed rate loan has monthly payments of $6,903 except for a final monthly payment of $423,278. The commercial loan did not have any issuance costs that were capitalized.

On December 16, 2022, the Company entered into two separate commercial loans with FSB as part of the Old 41 Practice acquisition. The first loan with FSB was in the amount of $568,000. The loan has a fixed interest rate of 6.50% and a maturity date of December 16, 2025. The fixed rate loan has monthly payments of $4,772 and a full payoff of the remaining principal balance at maturity. The loan had issuance costs of $4,531 that were capitalized and are being amortized straight line over the life of the loan.

The second loan with FSB was in the amount of $640,000. The loan has a fixed interest rate of 6.50% and a maturity date of December 16, 2025. The fixed rate loan has twelve monthly payments of approximately $2,830, followed by monthly payments of $7,443. and the interest rate is 6.50%. The loan had issuance costs of $5,077 that were capitalized and are being amortized straight line over the life of the loan.

On November 8, 2023, the Company entered into a commercial loan with FSB as part of the Valley Vet acquisition. The loan with FSB was in the amount of $375,000. The loan has a fixed rate of 8.5% and a maturity date of January 29, 2026. The fixed rate loan has monthly payments of $3,255, except one final payment of the outstanding principal balance on the note, including any accrued and unpaid interest. The loan had issuance costs of $6,877 that were capitalized and are being amortized straight line over the life of the loan.

The FSB commercial loans are guaranteed by Kimball Carr, Chief Executive Officer and President and Charles Stith Keiser, a member of our Board of Directors.

Notes payable to FSB as of June 30, 2025 and December 31, 2024 consisted of the following:

Original					June 30,	December 31,	Issuance
Principal	Acquisition	Entered	Maturity	Interest	2025	2024	Cost
$1,105,000	KVC	1/25/2021	2/25/2041	4.35%	$-	$-	$13,264
1,278,400	KVC	1/25/2021	1/25/2031	4.35%	-	-	10,085
469,914	KVC	1/25/2021	2/25/2023	5.05%	-	-	753
2,086,921	Pony Express	10/31/2022	10/31/2025	5.97%	1,645,936	1,733,807	25,575
400,000	Pony Express	10/31/2022	10/31/2042	5.97%	369,934	375,943	3,277
700,000	Pony Express	10/31/2022	8/16/2023	7.17%	-	-	-
568,000	Old 41	12/16/2022	12/16/2025	6.50%	240,632	470,227	4,531
640,000	Old 41	12/16/2022	12/16/2025	6.50%	392,216	406,641	5,077
375,000	Valley Vet	11/8/2023	1/29/2026	8.50%	372,378	375,000	6,877
$7,623,235					$3,021,096	$3,361,618	$69,439

The Company amortized $2,962 and $5,090 of issuance cost in the aggregate during the three months ending June 30, 2025 and 2024, respectively.  The Company amortized $5,891 and $10,180 of issuance cost in the aggregate during the six months ending June 30, 2025 and 2024, respectively, for the FSB notes payable.

Ushjo Commercial Loan

On June 4, 2025, the Company entered into a commercial loan with Ushjo as part of the DeBary Animal Clinic acquisition. The loan with Ushjo was entered into on June 4, 2025, in the amount of $780,000. The loan has a fixed rate of 11.25% and a maturity date of July 1, 2026. The fixed rate loan has monthly payments for the interest portion of the loan, except one final payment of the outstanding principal balance on the note, including any accrued and unpaid interest.

Original					June 30,	December 31,	Issuance
Principal	Acquisition	Entered	Maturity	Interest	2025	2024	Cost
$780,000	DeBary	6/4/2025	7/1/2026	11.25%	$780,000	$-	$18,810

Notes payable as of June 30, 2025, and December 31, 2024 consisted of the following:

	June 30,	December 31,
	2025	2024
FNBD Notes Payable	$8,230,395	$8,621,519
FSB Notes Payable	3,021,096	3,361,618
Ushjo Note Payable	780,000	-
Total notes payable	12,031,491	11,983,137
Unamortized debt issuance costs	(89,750)	(81,909)
Notes payable, net of issuance cost	11,941,741	11,901,228
Less current portion	(3,486,268)	(3,410,465)
Long-term portion	$8,455,473	$8,490,763

Notes payable repayment requirements as of June 30, 2025, in the succeeding years are summarized as follows:

Remainder of 2025	$2,707,821
2026	1,984,215
2027	876,805
2028	914,210
2029	954,785
Thereafter	4,593,655
Total	$12,031,491

Convertible Debenture

Between March 18 and December 28, 2021, the Company issued $2,102,500 in aggregate principal amount of 6.00% subordinated convertible promissory notes (“Convertible Debenture”). During the year ended December 31, 2022, the Company issued $1,612,000 in aggregated principal amount of the Convertible Debenture. In March 2023 the Company issued an additional $650,000 in aggregate principal amount of Convertible Debenture to five (5) separate holders. The Convertible Debenture was convertible into the Company’s Class A common stock upon the Company’s offering for sale its shares in an initial public offering (“IPO”). At the holder’s election, the accrued interest and principal could be paid in cash or Class A common stock (such number of shares reflecting a twenty-five percent (25%) discount to the opening price per share of Class A common stock). The Convertible Debenture matured 5 years from the date of issuance to each holder. Upon an IPO, the accrued and unpaid interest was due and payable in cash on the first business day of the following month for any balance not elected to be converted into the Class A common stock. The Convertible Debenture incurred issuance costs of $40,000 that were amortized straight line over the life of the Convertible Debenture. The Company amortized $0 and $1,993 of issuance cost during the three months ended June 30, 2025 and 2024, respectively. The Company amortized $0 and $3,987 for the six months ending June 30, 2025 and 2024, respectively.

Upon the Company’s IPO closing on August 31, 2023, the majority of Convertible Debenture holders elected to convert an aggregate of $4,014,500 of principal and $399,818 of accrued interest into 14,953 shares of Class A common stock at a conversion price of $30.00 per share. The Company recorded a beneficial conversion feature as of the date of the conversion of $1,569,395 based on the IPO price of $40 per share minus the principal and accrued interest of the Convertible Debenture balance converted into common stock. Four holders of the Convertible Debenture with an aggregate principal balance of $250,000 elected to be paid back in cash and one investor with a principal balance of $100,000 elected to be paid on February 28, 2024 including accrued interest through the date of payment at 6%. As of June 30, 2025, there is no principal amount of the Convertible Debenture outstanding.

Loans Payable

On May 30, 2023, the Company entered into a Merchant Cash Advance Agreement for gross proceeds of $1,050,000 with an unrelated third-party financial institution. Under the terms of the initial agreement, the Company had to pay $57,346 each week for 26 weeks with the first payment due June 6, 2023. The financing arrangement had an effective interest rate of 49%. The financing arrangement included an original issuance discount (“OID”) of $441,000 and issuance costs of $50,000. The OID and issuance costs associated with the financing arrangement are presented in the balance sheets as a direct deduction from the carrying amount of the financing arrangement and are amortized using the effective interest method.

On August 10, 2023, the Company amended its financing arrangement to borrow an additional $507,460, increasing weekly repayments to $76,071 over 28 weeks. This amendment decreased the effective interest rate to 41%. The modification was evaluated under ASC 470-50 and determined to be a debt extinguishment. As a result, the Company recognized a loss on extinguishment of debt of $441,618, which was recorded in the statement of operations.

On November 28, 2023, the Company amended its financing arrangement to borrow an additional $531,071, decreasing weekly payments to $56,800 over 40 weeks. This amendment increased the effective interest rate to 49%. The modification was deemed a debt extinguishment, resulting in a loss on extinguishment of debt of $485,436, recorded in the statement of operations.

On January 18, 2024, the Company amended its financing arrangement to borrow an additional $549,185, increasing weekly payments to $86,214 over 43 weeks. This amendment increased the effective interest rate to 52%. The modification was accounted for as a debt extinguishment, and the Company recorded a loss on extinguishment of debt of $728,278 in the statement of operations.

On May 7, 2024, the Company amended its financing arrangement to borrow an additional $518,750, increasing weekly payments to $90,229 over 48 weeks. This amendment decreased the effective interest rate to 49%. The modification was treated as a debt extinguishment, resulting in a loss on extinguishment of debt of $859,584, recorded in the statement of operations.

On December 24, 2024, the Company amended its financing arrangement to borrow an additional $513,650, increasing weekly payments to $71,995 over 41 weeks. This amendment decreased the effective interest rate to 43%. The modification was determined to be a debt extinguishment, and the Company recognized a loss on extinguishment of debt of $546,356 in the statement of operations.

On May 20, 2025, the Company amended its financing arrangement to borrow an additional $550,000, increasing weekly payments to $78,500 over 47 weeks. This amendment decreased the effective interest rate to 42%. The modification was accounted for as a debt extinguishment, resulting in a loss on extinguishment of debt of $689,411, recorded in the statement of operations.

On April 4, 2024, the Company entered into a new financing agreement for gross proceeds of $420,000 with a different unrelated third-party financial institution. Under the terms of the agreement, the Company had to pay $21,600 each week for 28 weeks with the first payment due April 8, 2024. The financing arrangement had an effective interest rate of 51%. The financing arrangement included an original issuance discount (“OID”) of $184,800 and issuance costs of $20,000. The OID and issuance costs associated with the financing arrangement are presented in the balance sheets as a direct deduction from the carrying amount of the financing arrangement and are amortized using the effective interest method. As of June 30, 2025, the financing arrangement has been paid in full, and the original issuance discount and issuance costs have been fully amortized.

During the three and six months ended June 30, 2025, the Company amortized $259,780 and $521,545 of OID and issuance cost, respectively. The amounts are included in interest expense on the statement of operations. During the three and six months ended June 30, 2025, the Company made $968,460 and $1,832,400 in payments on the loan payable. The outstanding balance of the loan payable as of June 30, 2025 and December 31, 2024, were $2,738,871 and $2,340,020. The financing arrangement is secured by an interest in virtually all assets of the Company with a first security interest in accounts receivable. The financing arrangements are guaranteed by Kimball Carr, the Company’s CEO.

Convertible Notes Payable

On March 26, 2024, Inspire entered into a securities purchase agreement with a certain investor, pursuant to which Inspire issued a convertible note payable for $500,000. The convertible note payable had a maturity date of the earlier of December 26, 2024 or the consummation of a capital raise. As of June 30, 2025, the financing arrangement has been paid in full.

On June 11, 2024, Inspire entered into a securities purchase agreement with two investors, pursuant to which Inspire issued each investor a convertible note payable”) each for $250,000. The convertible notes payable have a maturity date of the earlier of February 11, 2025 or the consummation of a capital raise. As of June 30, 2025, the financing arrangement has been paid in full.

When outstanding the Convertible Notes Payable contain an original issue discount (“OID”) which was: (i) fifteen percent (15%) if the Convertible Notes Payable were satisfied and paid in full on or before the forty-fifth (45th) day after the Original Issue Date (as such term was defined in the Notes), (ii) twenty percent (20%) if the Convertible Notes Payable were satisfied and paid in full after such 45th day but on or before the ninetieth (90th) day after the Original Issue Date, and (iii) thirty percent (30%) after such 90th day. The Convertible Notes Payable could be prepaid at any time prior to the Maturity Date without any penalties.

The Convertible Notes Payable had to be repaid in full from any future capital raises (debt, equity or any other form of capital raise) of Inspire. All of the funds raised had to be used to repay the Convertible Notes Payable until the Convertible Notes Payable were repaid in full.

The Convertible Notes Payable were convertible into shares of common stock of Inspire, in full or in part, at any time after issuance at the discretion of the noteholder at a fixed conversion price of $0.03 per share (the “Fixed Conversion Price”).

If the Convertible Notes Payable were not repaid by the Maturity Date the default provisions were as follow: (i) The Face Value (as such term was defined in the Convertible Notes Payable) of the Convertible Notes Payable would increase by 20% (to a 50% OID -- $1,000,000 Face Value); (ii) the conversion price of the Convertible Notes Payable would become convertible at the lower of (a) the Fixed Conversion Price or (b) 20% discount to a 3-Day volume-weighted average price (the “Default Conversion Price”).

On May 30, 2025, pursuant to securities purchase agreements, the Company issued Original Issue Discount Notes to two investors in the principal amounts of $204,700 and $92,000, respectively (the “Notes”). The Notes have a maturity date of March 30, 2026 and the proceeds are for general working capital. The Note to Diagonal Lending has a one-time interest payment of $24,564, and an initial payment of $114,632 due on November 30, 2025, with monthly payments of $28,658 due on the 30th of every month thereafter until March 30, 2026. The Note to Boot Capital has a one-time interest payment of $11,040, and an initial payment of $51,520 due on November 30, 2025, with monthly payments of $12,880 due on the 30th of every month thereafter until March 30, 2026.

The Company has the right to prepay the Notes upon written notice to the lender. After an occurrence of an event of default, as described in the Notes, the Notes shall become immediately due and payable and the Company will pay an amount equal to 150% times the sum of (i) the then outstanding principal amount of the Notes plus (ii) accrued and unpaid interest on the unpaid principal amount, plus (iii) default interest, if any.

The lenders will have the right to convert all or any part of the outstanding and unpaid amount of their Note into shares of the Company’s common stock upon the later of 180 days from the issuance date or an event of default, as described in the notes. The conversion price of the Notes is 75% of the market price.

While the Notes remain outstanding, the Company may not, without the lenders’ written consent, sell, lease, or otherwise dispose of any significant portion of its assets except in the ordinary course of business.

As of June 30, 2025 the balance of the Convertible Notes Payable was $258,393. During the year ended December 31, 2024 the Company paid off $392,857 of the notes payable and accrued interest and converted $1,357,143 into 226,249 shares of class A common stock.

Promissory Note

On June 10, 2025, the Company issued to Target Capital LLC (“Target”) a promissory note in the principal amount of $625,000, with an original issue discount of $125,000 such that the purchase price was $500,000 (the “Target Note”).

The Target Note shall not exceed the maximum amount of such interest permitted by law to be charged and a maturity date of the earlier of (i) six months from the issuance date, or (ii) the close of any capital raise conducted by the Company. The proceeds from the Target Note are for general working capital.

The Company has the right to prepay the Target Note at any time prior to the maturity date without penalty. In the event of the closing of any capital raise conducted by the Company, no less than 50% of the net proceeds shall be used to repay the Target Note, until the Target Note is paid in full.

After an occurrence of an event of default, as described in the Target Note, it shall become immediately due and payable and the original issue discount shall increase from 20% to 40%.

On June 30, 2025, the Company issued to Target a second promissory note in the principal amount of $625,000, with an original issue discount of $125,000 such that the purchase price was $500,000 (the “Second Target Note”).

The Second Target Note has identical terms and provisions to the original Target Note

8.	Debt

Master Lending and Credit Facility

On June 25, 2021, the Company entered into a master line of credit loan agreement (“MLOCA”) with Wealth South a division of Farmers National Bank of Danville, Kentucky (“FNBD”). The MLOCA provides for a $2,000,000 revolving secured credit facility (“Revolving Line”) to be drawn for the initial purchase of veterinary clinical practices (“Practices”) and a $8,000,000 closed end line of credit (“Closed End Line”) to be disbursed as individual loans (Term Loans) to paydown draws on the Revolving Line and to provide longer term financing of the purchase of Practices. Each draw on the Revolving Line shall be repaid with a Term Loan out of the Closed End Line within one hundred and twenty (120) days of the draw on the Revolving Line. Each draw on the Revolving Line and the Closed End Line shall not exceed eighty-five (85%) percent of the purchase price of the Practice. The Company shall contribute and maintain equity of a minimum of fifteen (15%) percent of the initial purchase price of a Practice as long as any draw on the Revolving Line or a Term Loan remains unpaid with FNBD. The Revolving Line has an interest rate equal to the New York Prime Rate plus 0.50% that shall never be less than 3.57%. Each Term Loan issued under the Closed End Line shall have a fixed interest rate of 3.98% for the first five years of the loan. Immediately following the fixed rate period, the rate of interest rate will equal to the New York Prime Rate plus 0.65% that shall never be less than 3.57%. Each Practice to be acquired must have a minimum projected debt-service coverage ratio (“DSCR”) of 1.0x, defined as earnings before interest depreciation and amortization (“EBIDA”)/Annual Debt Service Requirement.

Under the MLOCA the Term Loans to acquire a Practice shall not exceed 10 years. The first twelve months of the Term Loan may be interest only. Thereafter, the Loan will convert to an amortizing loan with monthly principal and interest payments. For Practice only Term Loans (“Practice Term Loans”), after the initial twelve-month interest only period, the balance will amortize over 9 years. For Loans made to purchase real property (“RE Term Loans”), after the initial twelve-month interest only period, the balance will amortize over a 19-year period.

There is no prepayment penalty on payments on the Revolving Line. The Term Loans are subject to a refinance fee of 2% of the then outstanding principal balance of the Term Loan if paid within two years of entering into the Term Loan and 1% of the then outstanding principal balance of the Term Loan if paid within three to five years of entering into the Term Loan. The refinance fee is due only if the Term Loan is paid off by refinancing. Borrowing under the MLOCA are guaranteed by Kimball Carr, CEO & President of the Company.

On August 18, 2022 the MLOCA was amended and restated to terminate the revolving feature on the Revolving Line and convert the line of credit to a closed end draw note (“Closed End Draw Note”) that mature on August 18, 2024. Each draw on the Closed End Draw Note shall not exceed eighty-five (85%) percent of the purchase price of the Practice. The Company shall contribute and maintain equity of a minimum of fifteen (15%) percent of the initial purchase price of a Practice as long as any draw on the Closed End Draw Note or a Term Loan remains unpaid with FNBD. The interest rate charge on all sums advance under the amended and restated MLOCA shall be 5.25% for the first five years of the loan. Immediately following the fixed rate period, the rate of interest will be equal to the New York Prime Rate plus 0.65% that shall never be less than 4.75%. Each Practice to be acquired must have a minimum projected DSCR of 1.0x, defined as EBIDA/Annual Debt Service Requirement. The MLOCA has been fully drawn against, see the notes payable for the individual notes payable to FNDB for further detail below.

Notes payable to FNBD as of December 31, 2024 and 2023 consisted of the following:

Original					December 31,	December 31,	Issuance
Principal	Acquisition	Entered	Maturity	Interest	2024	2023	Cost
$237,272	CAH	12/27/2021	12/27/2041	3.98%	$219,975	$228,785	$6,108
231,987	CAH	12/27/2021	12/27/2031	3.98%	187,461	210,161	6,108
216,750	P&F	12/27/2021	12/27/2041	3.98%	200,949	208,997	5,370
318,750	P&F	12/27/2021	12/27/2031	3.98%	257,571	288,761	5,370
817,135	Pasco	1/14/2022	1/14/2032	3.98%	667,050	746,733	3,085
478,098	Lytle	3/15/2022	3/15/2032	3.98%	398,275	444,593	1,898
663,000	Lytle	3/15/2022	3/15/2042	3.98%	621,020	645,392	11,875
425,000	Kern	3/22/2022	3/22/2042	3.98%	398,089	413,713	7,855
1,275,000	Kern	3/22/2022	3/22/2032	3.98%	1,062,126	1,185,648	4,688
246,500	Bartow	5/18/2022	5/18/2042	3.98%	232,428	241,429	5,072
722,500	Bartow	5/18/2022	5/18/2032	3.98%	613,737	683,262	2,754
382,500	Dietz	6/15/2022	6/15/2032	3.98%	328,026	364,708	1,564
445,981	Aberdeen	7/19/2022	7/29/2032	3.98%	386,120	428,747	1,786
1,020,000	All Breed	8/12/2022	8/12/2042	3.98%	971,173	1,008,039	8,702
519,527	All Breed	8/12/2022	8/12/2032	3.98%	453,984	503,471	3,159
225,923	All Breed	8/12/2022	8/12/2032	5.25%	198,905	219,347	3,159
637,500	Williamsburg	12/8/2022	12/8/2032	5.25%	580,834	637,500	2,556
850,000	Valley Vet	11/8/2023	11/8/2033	5.25%	843,796	850,000	3,315
$9,713,423					$8,621,519	$9,309,286	$84,424

The Company amortized $6,206 and $7,152 of issuance cost in the aggregate during the years ended December, 2024 and 2023, respectively, for the FNBD notes payable.

FSB Commercial Loans

The Company entered into three separate commercial loans with First Southern National Bank (“FSB”) as part of the acquisition. The first commercial loan in the amount of $1,105,000 has a fixed interest rate of 4.35% and a maturity date of January 25, 2024. The fixed rate loan has monthly payments of $6,903 and a full payoff of the remaining principal balance at maturity. The commercial loan had issuance costs of $13,264 that was capitalized and is being amortized straight line over the life of the loan. The Company entered into a Forbearance Agreement that extended the maturity date to August 31, 2024 and required the lender to make monthly payments of $9,016 and increased the interest rate to 8.15% per annum. On September 20, 2024, this loan was assumed by Kauai RE Holdings LLC in the sale of Kauai Veterinary Clinic (“KVC”), refer to Note 7 Business disposal for further detail.

The second commercial loan with FSB entered into on January 11, 2021 in the amount of $1,278,400 has a fixed interest rate of 4.35% and a maturity date of January 25, 2024. The fixed rate loan has monthly payments of $13,157 and a full payoff of the remaining principal balance at maturity. The commercial loan had issuance costs of $10,085 that was capitalized and is being amortized straight line over the life of the loan. The Company entered into a Forbearance Agreement that extended the maturity date to August 31, 2024 and required the Company to make monthly payments of $14,898 and increased the interest rate to 8.15% per annum. On September 20, 2024, this loan was assumed by Kauai RE Holdings LLC in the sale of Kauai Veterinary Clinic (“KVC”), refer to Note 7 Business disposal for further detail.

The third commercial loan with FSB entered into on January 11, 2021 in the amount of $450,000 has a fixed interest rate of 5.05% and a maturity date of September 11, 2021. The commercial loan was modified on August 25, 2021 to extend the maturity date to February 25, 2023 and increase the principal amount to $469,914. The fixed rate loan had monthly payments of $27,164 and was fully paid off on the maturity date. The commercial loan had issuance costs of $753 that was capitalized and is being amortized straight line over the life of the loan. This loan was paid in full in February 2023.

On October 31, 2022 the Company entered into three separate commercial loans with FSB as part of the Pony Express Practice acquisition. The first loan with FSB that was entered into on October 31, 2022, was in the amount of $2,086,921. The loan has a fixed interest rate of 5.97% and a maturity date of October 31, 2025. The fixed rate loan has monthly payments of $23,138 except for a final monthly payment of $1,608,530. The commercial loan had issuance costs of $25,575 that was capitalized and is being amortized straight line over the life of the loan.

The second loan with FSB that was entered into on October 31, 2022, was in the amount of $400,000. The loan has a fixed interest rate of 5.97% and a maturity date of October 31, 2042. The fixed rate loan has monthly payments of $2,859. The commercial loan had issuance costs of $3,277 that was capitalized and is being amortized straight line over the life of the loan.

The third loan with FSB that was entered into on October 31, 2022, was in the amount of $700,000. The loan has a fixed interest rate of 6.75% and a maturity date of April 1, 2023. The fixed rate loan has monthly payments of $6,903 except for a final monthly payment of $423,278. The commercial loan did not have any issuance costs that were capitalized.

On December 16, 2022, the Company entered into two separate commercial loans with FSB as part of the Old 41 Practice acquisition. The first loan with FSB that was entered into on December 16, 2022, was in the amount of $568,000. The loan has a fixed interest rate of 6.50% and a maturity date of December 16, 2025. The fixed rate loan has monthly payments of $4,772 and a full payoff of the remaining principal balance at maturity. The loan had issuance costs of $4,531 that was capitalized and is being amortized straight line over the life of the loan.

The second loan with FSB that was entered into December 16, 2022, was in the amount of $640,000. The loan has a fixed interest rate of 6.50% and a maturity date of December 16, 2025. The fixed rate loan has twelve monthly payments of approximately $2,830, followed by monthly payments of $7,443. and the interest rate is 6.50%. The loan had issuance costs of $5,077 that was capitalized and is being amortized straight line over the life of the loan.

On November 8, 2023, the Company entered into a commercial loan with FSB as part of the Valley Vet acquisition. The loan with FSB was entered into on November 8, 2023, in the amount of $375,000. The loan has a fixed rate of 8.5% and a maturity date of November 8, 2024. The fixed rate loan has monthly payments of $3,255, except one final payment of the outstanding principal balance on the note, including any accrued and unpaid interest. The loan had issuance costs of $6,877 for the year ended December 31, 2023, that was capitalized and is being amortized straight line over the life of the loan.

The FSB commercial loans are guaranteed by Kimball Carr, the Company’s Chief Executive Officer and President and Charles Stith Keiser, the Company’s director and Chief Operating Officer.

Notes payable to FSB as of December 31, 2024 and 2023 consisted of the following:

Original					December 31,	December 31,	Issuance
Principal	Acquisition	Entered	Maturity	Interest	2024	2023	Cost
$1,105,000	KVC	1/25/2021	2/25/2041	4.35%	$-	$997,010	$13,264
1,278,400	KVC	1/25/2021	1/25/2031	4.35%	-	960,849	10,085
469,914	KVC	1/25/2021	2/25/2023	5.05%	-	-	753
2,086,921	Pony Express	10/31/2022	10/31/2025	5.97%	1,733,807	1,902,452	25,575
400,000	Pony Express	10/31/2022	10/31/2042	5.97%	375,943	387,433	3,277
700,000	Pony Express	10/31/2022	8/16/2023	7.17%	-	-	-
568,000	Old 41	12/16/2022	12/16/2025	6.50%	470,227	520,697	4,531
640,000	Old 41	12/16/2022	12/16/2025	6.50%	406,641	623,861	5,077
375,000	Valley Vet	11/8/2023	11/8/2024	8.50%	375,000	375,000	6,877
$7,623,235					$3,361,618	$5,767,302	$69,439

The Company amortized $19,053 and $14,611 of issuance cost in the aggregate for the years ended December 31, 2024 and 2023 respectively, for the FSB notes payable.

Notes payable as of December 31, 2024 and 2023 consisted of the following:

	December 31,	December 31,
	2024	2023
FNBD Notes Payable	$8,621,519	$9,309,286
FSB Notes Payable	3,361,618	5,767,302
Total notes payable	11,983,137	15,076,588
Unamortized debt issuance costs	(81,909)	(124,170)
Notes payable, net of issuance cost	11,901,228	14,952,418
Less current portion	(3,410,465)	(1,469,043)
Long-term portion	$8,490,763	$13,483,375

Notes payable repayment requirements as of December 31, 2024, in the succeeding years are summarized as follows:

2025	$3,416,965
2026	1,203,521
2027	872,072
2028	909,759
2029	950,587
Thereafter	4,630,233
Total	$11,983,137

Bridge Note

In December 2021, the Company entered into two bridge loans in the aggregate of $2,500,000 with Target Capital 1, LLC and Dragon Dynamic Catalytic Bridge SAC Fund as short term secured convertible notes (“Bridge Note”). The Bridge Note was convertible into the Company’s common stock, at the time of a successful initial public offering (“IPO”) at the noteholder’s option, at a 35% discount to the IPO price. The Bridge Note had a face value of $2,500,000 with an original issue discount (“OID”) of 12% and had a maturity date of January 24, 2023. The OID of $300,000 was amortized over the life of the loan. If the Company had not issued the Company’s common stock in an initial public offering pursuant to a registration statement filed with and declared effective by the Securities and Exchange Commission (“SEC”) and the listing of the common stock on a “national securities exchange” as defined in Section 6 of the Securities Exchange Act of 1934, as amended (“Qualified financing”) by January 24, 2023 the conversion price will be set at a 40% discount to the IPO price. The Bridge Note was funded in two installments of net proceeds of $1,100,000 in December 2021 and the second installment January 2022. The Bridge Loan had issuance costs of $70,500 for the first installment and $54,000 for the second installment that is amortized straight line over the life of the loan. The Company amortized $0 of issuance cost for the year ended December 31, 2024 and 2023.

In conjunction with the Bridge Note the Company issued warrants on January 24, 2022 to Target Capital 1, LLC and Dragon Dynamic Catalytic Bridge SAC Fund (collectively the “Bridge Lenders”). The warrants entitled the Bridge Lenders to purchase the Company’s Class A common stock, at a purchase price equal to the per share price in an IPO. The quantity of the Company’s common stock of subject to purchase upon exercise of the warrants is equal to 50% of the face value of the Bridge Note, divided by the per-share price in the Qualified Financing, unless a Qualified Financing had not been completed by January 24, 2023 in which case the quantity of Class A common stock subject to purchase upon exercise of the warrants will be an amount equal to 75% of the face value of the Bridge Note divided by the per-share price in the Qualified Financing. If a Qualified Financing has not consummated or the Bridge Note had not been repaid in full on or before January 24, 2027, then the quantity of common stock subject to purchase upon exercise of the warrants will be an amount equal to 100% of the face value divided by the per-share price equal to the fair market value of one share of Class A common stock as mutually agreed by the Holder and the Company. The warrants were exercisable through the fifth anniversary of the issuance date. The warrants could be redeemed at the option of the Company at any time following a Qualified Financing if the Company’s common stock trade on a national securities exchange at a price equal to the purchase price of the Company’s common stock in the Qualified Financing multiplied by 2 for a period of ten consecutive trading days.

On November 18, 2022, the Company entered into an Original Issue Discount Secured Convertible Note loan (“bridge loan”) with Target Capital 1, LLC for $1,136,364. The note is issued at an original issue discount of 12% with an maturity date on the earlier of March 31, 2023 (“Initial Maturity Date”) or the Company’s sale of its Common Stock in an initial public offering pursuant to a registration statement filed with and declared effective by the Securities and Exchange Commission and the listing of the Common Stock on a “national securities exchange” as defined in Section 6 of the Securities Exchange Act of 1934, as amended (“Qualified Financing” or the “Maturity Date”). The note bears an interest rate of 12% per annum by means of the original issue discount. Upon the occurrence of an Automatic Extension, this note shall commence to accrue interest at an interest rate of 12% percent per annum on the date of the commencement of the Automatic Extension until the note is converted or is paid in full. The Company may pay the full principal amount of this note, and all accrued but unpaid interest at any time prior to the Maturity Date without the prior written consent of the Holder in the principal amount of $1,136,364, plus all accrued but unpaid interest, multiplied by 120%. In addition, and to the extent the Company is required to pay this note in cash at the on or after the Initial Maturity Date due to, upon the closing date of a Qualified Financing, the Company shall pay to the Holder $1,136,364, plus all accrued unpaid interest, multiplied by 120%. Upon the occurrence and during the continuation of an Event of Default, until the Event of Default is cured, or the Note is repaid in full, Company will pay 20% of its total gross revenues (including that of all its subsidiaries) monthly, which shall be applied to payment of principal and interest under this this note. The conversion price (the “Conversion Price”) shall be equal to the price paid by the public in the Company’s Qualified Financing multiplied by 0.65 (or 0.60, from and after any Automatic Extension).

In conjunction with the Original Issue Discount Secured Convertible Note with Target Capital 1, LLC the company issued the holder 412 shares of Class A Common Stock and equity classified warrants that entitle the holder to purchase the Company’s common stock at a purchase price equal to the per share price in an IPO. The quantity of the Company’s common stock of subject to purchase upon exercise of the warrants is equal to 75% of the face value of the Bridge Note, divided by the per-share price in the Qualified Financing.

On November 18, 2022, the Company entered into an Original Issue Discount Secured Convertible Note with 622 Capital LLC for $568,182. The note is issued at an original issue discount of 12% with an maturity date on the earlier of January 24, 2023 (“Initial Maturity Date”) or the Company’s sale of its Common Stock in an initial public offering pursuant to a registration statement filed with and declared effective by the Securities and Exchange Commission and the listing of the Common Stock on a “national securities exchange” as defined in Section 6 of the Securities Exchange Act of 1934, as amended (“Qualified Financing” or the “Maturity Date”). If the Company has filed its Form S-1 Registration Statement with the SEC on or prior to the Initial Maturity Date but the Qualified Financing has not closed by such date (“Automatic Extension”) then all principal and accrued interest under this Note shall become due and payable in cash on July 24, 2023 (the “Final Maturity Date”) or such earlier date as this Note is required be repaid. The note bears an interest rate of 12% per annum by means of the original issue discount. Upon the occurrence of an Automatic Extension, this note shall commence to accrue interest at an interest rate of 12% percent per annum on the date of the commencement of the Automatic Extension until the note is converted or is paid in full. The Company may pay the full principal amount of this note and all accrued but unpaid interest at any time prior to the Maturity Date without the prior written consent of the Holder in the principal amount of $568,182, plus all accrued but unpaid interest, multiplied by 120%. In addition, and to the extent the Company is required to pay this note in cash at the on or after the Initial Maturity Date due to, upon the closing date of Qualified Financing, the Company shall pay to the Holder $568,182, plus all accrued unpaid interest, multiplied by 120%. Upon the occurrence and during the continuation of an Event of Default, until the Event of Default is cured or the Note is repaid in full, Company will pay 20% of its total gross revenues (including that of all its subsidiaries) monthly, which shall be applied to payment of principal and interest under this this note. The conversion price (the “Conversion Price”) shall be equal to the price paid by the public in the Company’s Qualified Financing multiplied by 0.65 (or 0.60, from and after any Automatic Extension).

In conjunction with the Original Issue Discount Secured Convertible Note with 662 Capital LLC the company issued the holder equity classified warrants that entitle the holder to purchase the Company’s common stock at a purchase price equal to the per share price in an IPO. The quantity of the Company’s common stock of subject to purchase upon exercise of the warrants is equal to 50% of the face value of the Bridge Note, divided by the per-share price in the Qualified Financing, unless a Qualified Financing has not been completed by March 31, 2023 in which case the quantity of Class A common stock subject to purchase upon exercise of the warrants will be an amount equal to 75% of the face value of the Bridge Note divided by the per-share price in the Qualified Financing.

The warrants were deemed legally detachable from the Bridge Note and were fair valued using the Black Scholes Method to determine the relative fair values of the Bridge Note and the detachable warrants. The significant inputs for the Black Scholes calculation included the exercise price and common share price of $0.44, volatility rate of 27% and risk-free rate of 1.53% with a 5-year term. The proceeds received for the Bridge Note were allocated to the detached warrants based on the relative fair values. Pursuant to ASC 470 the relative fair value of the warrants attributable to a discount on debt is $429,284; this is amortized to interest expense on a straight-line basis over the term of the loan.

A roll forward of the bridge note for the year ended December 31, 2023, is below:

Bridge notes, December 31, 2021	1,031,917
Issued for cash	2,600,000
Amortization of original issue discount	386,245
Warrant discount	(429,284)
Amortization of warrant discount	303,309
Debt issuance costs	(164,000)
Amortization of debt issuance costs	170,969
Bridge notes, December 31, 2022	3,899,156
Amortization of original issue discount	116,656
Amortization of warrant discount	125,975
Amortization of debt issuance costs	62,758
Extinguishment of bridge notes in exchange for Series A preferred stock upon IPO on August 31, 2023	(4,204,545)
Bridge notes, December 31, 2023	$-

On June 30, 2023, the Company entered into exchange agreements (the “Exchange Agreements”) with each of the Company’s Bridge Note lenders, pursuant to which the lenders exchanged their existing Bridge Notes for 299 shares, 3,528 shares, and 598 shares, respectively, of Convertible Series A preferred stock (4,425 shares of Convertible Series A Preferred stock in total) (the “Exchange”). The Exchange Agreements will be deemed rescinded and the former Bridge Notes will be deemed reinstated if the Company doesn’t complete an initial public offering by September 1, 2023. Upon the IPO completing on August 31, 2023, the Company recognized the extinguishment of the Bridge Notes pursuant to ASC 470 and recognized a debt extinguishment loss of $16,105. The Company recognized a beneficial conversion feature of $2,567,866 for the issuance of the Series A preferred stock on the date of the IPO due to the $4 (Pre-Reverse Split) offering price related to the IPO being known as of that date.

Convertible Debenture

Between March 18 and December 28, 2021, the Company issued $2,102,500 in aggregate principal amount of 6.00% subordinated convertible promissory note (“Convertible Debenture”). During the year ending December 31, 2022 the Company issued $1,612,000 in aggregated principal amount of the 6.00% Convertible Debenture. In March 2023 the Company issued an additional $650,000 in aggregate principal amount of 6.00% Convertible Debenture notes to five (5) separate holders. The Convertible Debenture is convertible into the Company’s Class A Common Stock upon the Company’s offering for sale its shares in a public offering (“IPO”). At the holder’s election, the accrued interest and principal may be paid in cash or Class A Common Stock (such number of shares reflecting a twenty-five percent (25%) discount of the opening price per share of Class A Common Stock). The Convertible Debenture mature 5 years from the date of issuance to each holder. Prior to the maturity date, the holder is entitled to convert the Convertible Note into Class A Common Stock upon the Company’s IPO. Upon an IPO the accrued and unpaid interest is due and payable in cash on the first business day of the following month of March for any balance not elected to be converted into the Class A Common Stock. The Convertible Debenture principal balance was $100,000 and $3,714,500 as of December 31, 2023 and 2022. The Convertible Debenture incurred issuance cost of $40,000 that is amortized straight line over the life of the Convertible Debenture. The Company amortized $0 and $7,996 for the years ended December 31, 2024 and 2023.

Upon the Company’s IPO closing on August 31, 2023, the majority of Convertible Debenture holders elected convert an aggregate of $4,014,500 of principal and $399,818 of accrued interest into 598 shares of Class A common stock at a conversion price of $3.00 per share. The Company recorded a beneficial conversion feature as of the date of the conversion of $1,569,395 based on the PO price of $10,000 per share minus the principal and accrued interest of the Convertible Debenture balance converted into common stock. Four holders of the Convertible Debenture with an aggregate principal balance of $250,000 elected to be paid back in cash and one investor with a principal balance of $100,000 elected to be paid on February 28, 2024 including accrued interest through the date of payment at 6%.

Loan Payable

On May 30, 2023, the Company entered into a Merchant Cash Advance Agreement for gross proceeds of $1,050,000 with an unrelated third-party financial institution. Under the terms of the agreement, the Company must pay $57,346 each week for 26 weeks with the first payment being due June 6, 2023. The financing arrangement has an effective interest rate of 49%. The financing arrangement includes an original issuance discount (“OID”) of $441,000 and issuance costs of $50,000. The OID and issuance cost associated with the financing arrangement are presented in the balance sheets as a direct deduction from the carrying amount of the financing arrangement and is amortized using the effective interest method.

On August 10, 2023, the Company amended the financing arrangement to borrow an additional $507,460 resulting in the weekly repayments increasing to $76,071 to be paid over 28 weeks. This amendment decreased the effective interest rate to 41%. The refinancing resulted in a loss on debt modification of $441,618.

On November 28, 2023, the Company amended the financing arrangement to borrow an additional $531,071 resulting in the weekly payments to decrease to $56,800 to be paid over 40 weeks. This amendment increased the effective rate to 49%. The refinancing resulted in a loss on debt modification of $485,436.

On January 18, 2024, the Company amended the financing arrangement to borrow an additional $549,185 resulting in the weekly payments to increase to $86,214 to be paid over 43 weeks. This amendment increased the effective interest rate to 52%. The refinancing resulted in a loss on debt modification of $728,278.

On May 7, 2024, the Company amended the financing arrangement to borrow an additional $518,750 resulting in the weekly payments to increase to $90,229 to be paid over 48 weeks. This amendment decreased the effective interest rate to 49%. The refinancing resulted in a loss on debt modification of $859,584.

On December 24, 2024, the Company amended the financing arrangement to borrow an additional $513,650 resulting in the weekly payments to increase to $71,995 to be paid over 41 weeks. This amendment decreased the effective interest rate to 43%. The refinancing resulted in a loss on debt modification of $546,356.

On April 4, 2024, the Company entered into a new financing agreement for gross proceeds of $420,000 with a different unrelated third-party financial institution. Under the terms of the agreement, the Company must pay $21,600 each week for 28 weeks with the first payment being due April 8, 2024. The financing arrangement has an effective interest rate of 51%. The financing arrangement includes an original issuance discount (“OID”) of $184,800 and issuance costs of $20,000. The OID and issuance cost associated with the financing arrangement are presented in the balance sheets as a direct deduction from the carrying amount of the financing arrangement and is amortized using the effective interest method.

During the year ended December 31, 2024, the Company amortized $1,624,333 of OID and issuance cost included in interest expense on the statement of operations. During the year ended December 31, 2024, the Company made $4,509,147 in payments on the loan payable. The outstanding balance of the loan payable as of December 31, 2024, is $2,340,020. The financing arrangement is secured by an interest in virtually all assets of the Company with a first security interest in accounts receivable. The financing arrangement is guaranteed by the Company’s CEO.

During the year ended December 31, 2023, the Company amortized $671,719 of OID and issuance cost included in interest expense on the statement of operations. During the year ended December 31, 2023, the Company made $1,923,474 in payments on the loan payable. The outstanding balance of the loan payable as of December 31, 2023, is $2,063,058. The financing arrangement is secured by an interest in virtually all assets of the Company with a first security interest in accounts receivable. The financing arrangement is guaranteed by the Company’s CEO.

Convertible Notes Payable

On March 26, 2024, Inspire entered into a securities purchase agreement (the “Purchase Agreement”) with a certain investor. Pursuant to the Purchase Agreement, Inspire issued to investors Increasing OID Senior Note (“Convertible Note Payable”) for $500,000. The Convertible Note Payable has a maturity date of the earlier of December 26, 2024 or the consummation of a capital raise (the “Maturity Date”).

On June 11, 2024, Inspire entered into a securities purchase agreement (the “Purchase Agreement”) with two investors. Pursuant to the Purchase Agreement, Inspire issued to investors Increasing OID Senior Note (“Convertible Note Payable”) for $250,000 each. The Convertible Note Payable has a maturity date of the earlier of February 11, 2025 or the consummation of a capital raise (the “Maturity Date”).

The Convertible Notes Payable contain an original issue discount (“OID”) which shall be: (i) fifteen percent (15%) if the Convertible Notes Payable is satisfied and paid in full on or before the forty-fifth (45th) day after the Original Issue Date (as such term is defined in the Notes), (ii) twenty percent (20%) if the Convertible Notes Payable is satisfied and paid in full after such 45th day but on or before the ninetieth (90th) day after the Original Issue Date, and (iii) thirty percent (30%) after such 90th day. The Convertible Notes Payable can be prepaid at any time prior to the Maturity Date without any penalties.

The Convertible Notes Payable must be repaid in full from any future capital raises (debt, equity or any other form of capital raise) of Inspire. All of the funds raised must be used to repay the Convertible Notes Payable until the Convertible Notes Payable are repaid in full.

The Convertible Notes Payable are convertible into shares of common stock of Inspire, in full or in part, at any time after issuance at the discretion of the noteholder at a fixed conversion price of $0.75 per share (the “Fixed Conversion Price”).

If the Convertible Notes Payable is not repaid by the Maturity Date the default provisions are as follow: (i) The Face Value (as such term is defined in the Convertible Notes Payable) of the Convertible Notes Payable will increase by 20% (to a 50% OID -- $1,000,000 Face Value); (ii) the conversion price of the Convertible Notes Payable will become convertible at the lower of (a) the Fixed Conversion Price or (b) 20% discount to a 3-Day volume-weighted average price (the “Default Conversion Price”).

As of December 31, 2024 the balance of the convertible notes payable was $0. During the year ended December 31, 2024 the Company paid off $392,857 of the notes payable and accrued interest and converted $1,357,143 into 226,249 shares of class A common stock.